Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
NOTE 21	-	SUBSEQUENT EVENTS

A.
In April 2012, the Company sold their entire holding in Ituran Cellular to a third party against payment of NIS 600,000 (approximately US$ 157,000) and repayment of their shareholder's loan in the amount of approximately NIS 3.1 Million (approximately US$816,000).  The capital gain from this transaction amounted to approximately NIS 0.6 million (approximately US$ 0.2).

B.
On April 9, 2012, the Company entered into agreement with General Motors Brazil ("GMB") through a Brazilian company controlled by them. According to the agreement, GMB will offer its customers immobilization, location and Telematics services for the Chevrolet range of vehicles it sells in Brazil through Ituran's Brazilian company. The sale and the installation of the anti-theft device will not be carried out by the Company. For the purposes of the agreement entered with GMB, the Company incorporated a new Brazilian subsidiary in which they own 51% of the issued share capital.